Land use right (Tables)	12 Months Ended
Dec. 31, 2023
Land Use Right [Abstract]
Summary of Land Use Right

	As of December 31,
	2022	2023
	(in US$ thousands)
Land use rights	$—	$170,402
Less: accumulated amortization	—	(3,156)
Land use rights, net	$—	$167,246